T. ROWE PRICE OHA FLEXIBLE CREDIT INCOME FUND

Quarterly Holdings Report - Part F
As of March 31, 2026

T. Rowe Price OHA Flexible Credit Income Fund
Schedule of Investments
March 31, 2026
(Unaudited)
(in thousands)

Investments (1)	Footnotes	Reference Rate and Spread			Interest Rate (2)	Maturity Date	Par Amount/Units	Cost (3)	Fair Value
Investments - Corporate Loans - 106.36%
First Lien Debt - 82.60%
Aerospace and Defense - 1.20%
Farsound (Saturn Sound Bidco Limited)	(5) (6) (7)	S +	5.25%		8.92%	12/3/2031	$1,200	$1,192	$1,192
Peraton Corp.	(4) (5)	S+	3.75%		7.52%	2/1/2028	$1,086	$1,035	$929
								2,227	2,121
Automobile - 6.15%
PAI Holdco, Inc.	(4) (5)	S+	3.75%		7.68%	10/28/2027	1,566	1,350	1,480
Wheels Bidco, Inc.	(4) (5) (7)	S+	5.25%		8.91%	11/3/2031	2,500	2,479	2,500
Ranger Intermediate II, LLC	(7)	S+	5.50%		9.17%	10/28/2031	6,984	6,935	6,932
								10,764	10,912
Automotive -2.05%
Quality Collision Group, LLC	(7)	S+	5.50%		9.17%	3/30/2033	3,675	3,647	3,647
Quality Collision Group, LLC	(4) (7) (8)	S+	5.50%		9.17%	3/30/2033	919	—	(7)
Quality Collision Group, LLC	(4) (7) (8)	S +	5.50%		9.17%	3/30/2033	306	(2)	(2)
								3,645	3,638
Broadcasting and Entertainment - 0.50%
Learfield Communications, LLC		S+	4.50%		8.17%	6/30/2028	887	887	890
								887	890
Buildings and Real Estate-1.16%
Saber Parent Holdings Corp	(4) (7)	S+	4.75%	(2.25% PIK)	8.42%	12/16/2032	1,992	1,982	1,987
Saber Parent Holdings Corp	(4) (7) (8)	S+	4.75%	(2.25% PIK)	8.42%	12/16/2032	546	—	(1)
Saber Parent Holdings Corp	(4) (7) (8)	P +	3.50%		10.25%	12/16/2032	273	79	79
								2,061	2,065
Capital Equipment - 3.06%
Infinite Bidco LLC	(5)	S+	6.25%		9.91%	3/2/2028	1,887	1,873	1,831
Infinite Bidco LLC	(6)	S+	3.75%		7.68%	3/2/2028	697	655	663
Pike Corporation		S+	4.50%		8.18%	12/20/2032	2,936	2,922	2,929
Pike Corporation	(7) (8)	S+	4.50%		8.18%	12/20/2032	426	(2)	(1)
Pike Corporation	(4) (7) (8)	S+	4.50%		8.18%	12/20/2032	638	(2)	(2)
								5,446	5,420
Chemicals, Plastics and Rubber - 2.97%
ASP Unifrax Holdings Inc	(6)	S+	7.75%	(4.75% PIK)	11.75%	9/28/2029	6,080	5,625	3,451
Vantage Specialty Chemicals, Inc.	(4) (5) (7)	S+	6.75%	(2.75% PIK)	10.45%	8/29/2029	1,857	1,817	1,788

Investments (1)	Footnotes	Reference Rate and Spread			Interest Rate (2)	Maturity Date	Par Amount/Units	Cost (3)	Fair Value
Vantage Specialty Chemicals, Inc.	(5) (7) (8)	S+	6.25%		9.89%	3/1/2029	159	29	26
								7,471	5,265
Construction & Building - 1.96%
FloWorks International LLC	(4) (5) (7)	S+	4.75%		8.42%	11/26/2031	1,672	1,665	1,664
FloWorks International LLC	(5) (7)	S+	4.75%		8.42%	11/26/2031	211	210	210
Orion Group Holdco, LLC	(7) (8)	S+	4.50%		8.22%	11/26/2032	495	99	97
Orion Group Holdco, LLC	(4) (6) (7)	S+	4.50%		8.20%	11/26/2032	1,505	1,500	1,499
								3,474	3,470
Consumer Goods: Durable - 2.66%
Marcone Yellowstone Buyer, Inc.	(4) (7)	S+	7.00%	(3.25% PIK)	10.81%	6/23/2028	101	100	91
Marcone Yellowstone Buyer, Inc.	(7)	S+	7.00%	(3.25% PIK)	10.81%	6/23/2028	2,811	2,775	2,515
Marcone Yellowstone Buyer, Inc.	(7)	S+	7.00%	(3.25% PIK)	10.81%	6/23/2028	934	922	836
Poly-Wood, LLC	(7)	S+	4.88%		8.54%	3/20/2030	1,287	1,281	1,281
								5,078	4,723
Containers, Packaging and Glass -0.66%
Arctic US Bidco, Inc.	(7) (8)	S+	4.75%		8.41%	11/3/2032	700	—	(4)
Arctic US Bidco, Inc.	(4) (5) (7)	S+	4.75%		8.41%	11/3/2032	1,167	1,161	1,161
Arctic US Bidco, Inc.	(5) (7) (8)	S+	4.75%		8.41%	11/3/2032	233	15	15
								1,176	1,172
Finance - 4.71%
Arax MidCo, LLC	(4) (5) (7)	S+	5.25%		8.96%	3/24/2032	2,167	2,161	2,161
Arax MidCo, LLC	(7) (8)	S+	5.25%		8.96%	3/24/2032	1,336	0	(3)
Arax MidCo, LLC	(7) (8)	S+	5.25%		8.96%	3/24/2032	198	0	(1)
Beacon Pointe Advisors LLC	(4) (7)	S+	4.50%		8.17%	12/29/2028	1,844	1,844	1,844
Beacon Pointe Advisors LLC	(4) (5) (7)	S+	4.50%		8.17%	12/29/2028	723	723	723
Beacon Pointe Advisors LLC	(7) (8)	S+	4.50%		8.17%	12/29/2027	199	0	0
Beacon Pointe Advisors LLC	(4) (5) (7)	S+	4.50%		8.17%	12/29/2028	206	206	206
Spectrum Automotive Holdings, Corp.	(7) (8)	S+	5.25%		8.92%	6/29/2027	104	0	(1)
Spectrum Automotive Holdings, Corp.	(4) (5) (7)	S+	5.25%		8.92%	6/29/2028	2,686	2,679	2,673
Spectrum Automotive Holdings, Corp.	(4) (5) (7)	S+	5.25%		8.92%	6/29/2028	749	747	745
								8,360	8,347
Healthcare, Education and Childcare - 11.72%
CNSI Holdings, LLC	(4) (5) (7)	S+	5.50%		9.20%	12/17/2029	2,000	1,997	2,000
CNSI Holdings, LLC	(7) (8)	S+	5.50%		9.20%	12/17/2029	311	(1)	—
GTCR BC Purchaser, INC.	(4) (5) (7)	S+	5.00%		8.69%	11/19/2032	1,355	1,345	1,345
GTCR BC Purchaser, INC.	(7) (8)	S+	5.00%		8.69%	11/19/2032	290	0	(2)
GTCR BC Purchaser, INC.	(7) (8)	S+	5.00%		8.69%	11/19/2031	155	(1)	(1)
Modernizing Medicine Inc.	(4) (5) (7)	S+	4.75%	(2.25% PIK)	8.45%	4/30/2032	1,122	1,118	1,122

Investments (1)	Footnotes	Reference Rate and Spread			Interest Rate (2)	Maturity Date		Par Amount/Units	Cost (3)	Fair Value
Modernizing Medicine Inc.	(4) (5) (7) (8)	S+	4.75%	(2.25% PIK)	8.45%	4/30/2032		103	0	0
National Resilience, LLC	(4) (7)	S+	8.00%	(8.00% PIK)	8.00%	7/23/2035		1,528	1,528	1,605
National Resilience, LLC	(5) (7)	S+	8.25%		11.95%	11/21/2030		5,364	5,162	5,149
National Resilience, LLC	(7) (8)	S+	8.25%		11.95%	11/21/2030		3,065	(114)	(123)
National Resilience, LLC	(5) (7) (8)	S+	8.25%		11.95%	11/21/2030		2,043	235	235
NextGen Healthcare, Inc	(7)	S+	5.25%		8.89%	11/12/2030		1,580	1,573	1,572
Packaging Coordinators Midco, Inc.	(5) (7) (8)	S+	5.00%		8.67%	10/15/2032		494	(6)	(4)
Packaging Coordinators Midco, Inc.	(4) (5) (7) (8)	S+	5.00%		8.67%	10/15/2032		134	71	70
Packaging Coordinators Midco, Inc.	(7) (8)	S+	5.00%		8.67%	10/15/2032		934	(9)	(7)
Packaging Coordinators Midco, Inc.	(5) (7)	S+	5.00%		8.67%	10/15/2032		5,857	5,784	5,813
Packaging Coordinators Midco, Inc.	(7)	SN+	5.00%		8.73%	10/15/2032	GBP	402	529	526
Tyber Medical LLC	(7) (8)	S+	5.00%		8.64%	6/14/2032		317	0	(2)
Tyber Medical LLC	(5) (7) (8)	S+	5.00%		8.64%	6/12/2031		148	86	86
Tyber Medical LLC	(7) (8)	S+	5.00%		8.64%	6/12/2031		18	0	0
Tyber Medical LLC	(4) (5) (7)	S+	5.00%		8.64%	6/14/2032		1,116	1,111	1,111
Tyber Medical LLC	(4) (5) (7)	E+	5.00%		7.30%	6/14/2032	EUR	223	257	256
Tyber Medical LLC	(5) (7)	E+	5.00%		7.03%	6/12/2031	EUR	38	45	44
									20,710	20,795
High Tech - 16.10%
Banyan Software Holdings, LLC	(4) (5) (7)	S+	5.50%		9.17%	1/2/2031		3,013	3,000	3,013
Banyan Software Holdings, LLC	(5) (7) (8)	S+	5.50%		9.17%	1/2/2031		326	42	43
Banyan Software Holdings, LLC	(4) (5) (7)	S+	5.50%		9.17%	1/2/2031		1,616	1,610	1,616
Banyan Software Holdings, LLC	(5) (7) (8)	S+	5.25%		8.92%	1/2/2031		2,499	406	396
Diligent Corp.	(4) (7)	S+	5.00%		8.67%	8/2/2030		842	837	836
Diligent Corp.	(4) (7)	S+	5.00%		8.67%	8/2/2030		144	143	143
Diligent Corp.	(5) (7) (8)	S+	5.00%		8.67%	8/2/2030		187	40	40
Drive Centric Holdings, LLC	(7) (8)	S+	4.50%		8.20%	8/15/2031		350	0	0
Drive Centric Holdings, LLC	(4) (5) (7)	S+	4.50%		8.20%	8/15/2031		350	348	350
Eagan Sub, Inc.	(7) (8)	S+	4.25%		7.92%	9/8/2032		509	(1)	(1)
Eagan Sub, Inc.	(4) (5) (7)	S+	4.25%		7.92%	9/8/2032		3,815	3,806	3,805
Eagan Sub, Inc.	(7) (8)	S+	4.25%		7.92%	9/8/2032		954	0	(2)
Finastra USA, Inc.	(4)	S+	4.00%		7.67%	9/15/2032		4,900	4,854	4,613
Flexera Software LLC	(4) (5) (7)	S+	4.50%		8.15%	8/16/2032		2,599	2,596	2,586
Flexera Software LLC	(4) (5) (7)	E+	4.50%		6.45%	8/16/2032	EUR	784	908	899
Flexera Software LLC	(7) (8)	S+	4.50%		8.15%	8/16/2032		199	—	(1)
JNPR Aero, LLC	(4) (7)	S+	4.75%		8.42%	11/1/2032		1,493	1,487	1,474
JNPR Aero, LLC	(4) (7) (8)	S+	4.75%		8.42%	11/1/2032		77	—	(1)
Majesco, LLC	(2) (7)	S+	4.50%		8.20%	1/7/2033		4,857	4,851	4,851

Investments (1)	Footnotes	Reference Rate and Spread			Interest Rate (2)	Maturity Date	Par Amount/Units	Cost (3)	Fair Value
Majesco, LLC	(7) (8)	S+	4.50%		8.20%	1/7/2033	422	(1)	(1)
Ministry Brands Purchaser LLC	(7) (8)	P +	4.50%		11.25%	12/30/2027	149	11	11
Ministry Brands Purchaser LLC	(7)	S+	5.50%		9.27%	12/29/2028	1,492	1,472	1,473
Ministry Brands Purchaser LLC	(7)	S+	5.50%		9.27%	12/29/2028	151	149	149
MRI Software LLC	(4) (5) (7)	S+	4.75%		8.45%	2/10/2028	1,929	1,926	1,915
MRI Software LLC	(7)	S+	4.75%		8.45%	2/10/2028	306	305	303
MRI Software LLC	(4) (5) (7) (8)	S+	4.75%		8.45%	2/10/2028	139	34	34
								28,823	28,544
Insurance - 1.96%
Beyond Risk	(5) (6) (7)	S+	4.75%		8.42%	3/11/2033	1,027	1,022	1,022
Beyond Risk	(7) (8)	S+	4.75%		8.42%	3/11/2033	395	0	(2)
Beyond Risk	(7) (8)	S+	4.75%		8.42%	3/11/2033	178	(1)	(1)
THG Acquisition LLC	(4) (5) (7)	S+	4.75%		8.42%	10/31/2031	2,226	2,216	2,215
THG Acquisition LLC	(5) (7) (8)	S+	4.75%		8.42%	10/31/2031	500	188	189
THG Acquisition LLC	(5) (7) (8)	S+	4.75%		8.42%	10/31/2031	251	61	60
								3,486	3,483
Media: Diversified & Production - 2.00%
Circana Group, L.P.	(7) (8)	S+	4.25%		7.95%	12/1/2028	230	(2)	—
Circana Group, L.P.	(4) (5) (7)	S+	4.25%		7.95%	12/3/2029	3,552	3,526	3,552
								3,524	3,552
Personal and Nondurable Consumer Products (Manufacturing only) - 3.29%
Revlon Intermediate Holdings IV LLC		S+	6.88%		10.50%	5/2/2028	5,910	5,858	5,831
								5,858	5,831
Services: Business - 15.47%
ARAMSCO, Inc.		S+	4.75%		8.45%	10/10/2030	3,114	2,966	2,157
Cheval Blanc Holdings Company	(7)			(14.75% PIK)	14.75%	10/30/2030	3,101	3,025	3,008
Dun & Bradstreet Corp.	(4) (5) (7)	S+	5.50%		9.18%	8/26/2032	1,814	1,805	1,814
Dun & Bradstreet Corp.	(7) (8)	S+	5.50%		9.18%	8/26/2032	182	-1	0
GC Waves Holdings, Inc.	(4) (5) (7)	S+	4.50%		8.17%	10/4/2030	3,550	3,550	3,541
IG Investment Holdings LLC	(7) (8)	S+	5.00%		8.67%	9/22/2028	149	0	0
IG Investment Holdings LLC	(4) (5) (7)	S+	5.00%		8.67%	9/22/2028	1,828	1,825	1,828
Ivanti Software, Inc.	(5)	S+	4.75%		8.41%	6/1/2029	5,251	4,552	3,564
Navex Global Holdings Corporation	(7)	S+	5.00%		8.68%	10/14/2032	766	765	764
Navex Global Holdings Corporation	(7) (8)	S+	5.00%		8.68%	10/14/2031	17	0	0
Navex Global Holdings Corporation	(4) (7) (8)	S+	5.00%		8.68%	10/14/2032	364	0	(1)
Pave America Holding LLC	(7) (8)	S+	4.75%		8.45%	8/27/2032	679	237	237
Pave America Holding LLC	(7)	S+	5.25%	(2.88% PIK)	8.95%	8/27/2032	2,636	2,624	2,623

Investments (1)	Footnotes	Reference Rate and Spread			Interest Rate (2)	Maturity Date	Par Amount/Units	Cost (3)	Fair Value
Pave America Holding LLC	(5) (7) (8)	S+	5.25%	(2.88% PIK)	8.91%	8/27/2032	906	267	263
PT Intermediate Holdings III LLC	(5) (7) (8)	S+	4.75%		8.45%	4/9/2030	65	—	—
PT Intermediate Holdings III LLC	(4) (7)	S+	4.75%		8.45%	4/9/2030	4,183	4,186	4,183
Sciens Building Solutions (Java Buyer)	(7)	S+	4.75%		8.45%	12/15/2030	916	914	914
Sciens Building Solutions (Java Buyer)	(7) (8)	S+	4.75%		8.45%	12/15/2030	153	(1)	—
Sciens Building Solutions (Java Buyer)	(4) (5) (6) (7) (8)	S+	4.75%		8.42%	12/15/2030	431	84	83
USIC Holdings, Inc.	(4) (5) (7)	S+	5.50%		9.17%	9/10/2031	1,665	1,658	1,657
USIC Holdings, Inc.	(7) (8)	S+	5.25%		11.00%	9/10/2031	215	184	185
USIC Holdings, Inc.	(5) (7) (8)	S+	5.50%		9.17%	9/10/2031	101	66	68
Vision Solutions, Inc.	(4)	S+	4.00%		7.93%	4/24/2028	693	661	539
								29,367	27,427
Services: Consumer - 2.91%

Crash Champions, LLC	(6)	S+	4.75%		8.42%	2/23/2029	2,184	1,931	1,906
W.A. Kendall and Company, LLC	(5) (7)	S+	5.75%		9.81%	4/22/2030	7	7	7
W.A. Kendall and Company, LLC	(5) (7) (8)	S+	5.75%		9.71%	4/22/2030	162	31	31
W.A. Kendall and Company, LLC	(4) (5) (7)	S+	5.75%		9.81%	4/22/2030	108	107	108
W.A. Kendall and Company, LLC	(5) (7) (8)	S+	5.88%		9.84%	4/22/2030	22	16	16
W.A. Kendall and Company, LLC	(4) (5) (7)	S+	5.75%		9.77%	4/22/2030	139	139	139
W.A. Kendall and Company, LLC	(4) (5) (7)	S+	5.88%		9.90%	4/22/2030	145	145	145
W.A. Kendall and Company, LLC	(4) (5) (7)	S+	5.75%		9.77%	4/22/2030	211	211	211
Wrench Group LLC	(4) (5) (7)	S+	4.75%		8.45%	9/3/2032	2,613	2,600	2,599
Wrench Group LLC	(7) (8)	S+	4.75%		8.45%	9/3/2032	357	—	(2)
Wrench Group LLC	(5) (7) (8)	S+	4.75%		8.45%	9/3/2031	357	(2)	(2)
								5,185	5,158
Telecommunications - 0.96%
Omni Fiber, LLC	(7)	S+	5.25%		8.90%	7/3/2029	167	165	165
Omni Fiber, LLC	(7)	S+	5.25%		8.95%	7/3/2029	333	333	330
Omni Fiber, LLC	(4) (5) (7) (8)	S+	5.25%		8.91%	7/3/2029	2,300	1,217	1,204
								1,715	1,699
Utilities: Water -1.11%
UFT Buyer LLC	(5) (7) (8)	S+	4.50%		8.20%	12/6/2032	683	79	76
UFT Buyer LLC	(4) (5) (7)	S+	5.00%	(2.75% PIK)	8.70%	12/6/2032	1,878	1,869	1,868
UFT Buyer LLC	(5) (7) (8)	S+	4.50%		8.17%	12/6/2032	256	16	16
								1,964	1,960

First Lien Debt Total - 82.60%								$151,221	$146,472

Investments (1)	Footnotes	Reference Rate and Spread			Interest Rate (2)	Maturity Date		Par Amount/Units	Cost (3)	Fair Value
Second Lien Debt - 23.76%
Aerospace and Defense - 1.25%
Peraton Corp.	(5)	S+	7.75%		11.52%	2/1/2029		1,256	1,261	911
Peraton Corp.	(5)	S+	8.00%		11.77%	2/1/2029		1,900	1,910	1,302
									3,171	2,213
Banking - 2.42%
Orion Advisor Solutions, Inc.	(7)	S+	5.75%		9.42%	12/31/2030		3,816	3,842	3,816
Orion Advisor Solutions, Inc.	(4)	S+	5.50%		9.15%	10/10/2033		500	495	474
									4,337	4,290
Capital Equipment - 0.94%
Infinite Bidco LLC	(3)	S+	7.00%		10.93%	3/2/2029		1,800	1,541	1,664
									1,541	1,664
Construction & Building 0.83%
CP Iris HoldCo I, Inc.	(4) (7)	S+	7.00%		10.67%	10/27/2033		1,500	1,478	1,478
									1,478	1,478
Containers, Packaging and Glass - 0.93%
Berlin Packaging LLC	(4) (7)	E+	6.50%		8.62%	6/7/2032	EUR	1,187	1,396	1,327
Berlin Packaging LLC	(4) (5) (7)	S+	6.00%		9.96%	6/7/2032		93	93	90
Berlin Packaging LLC	(4) (7)	E+	6.50%		8.62%	6/7/2032	EUR	202	236	225
									1,725	1,642
Energy: Electricity - 2.57%
Cricket Valley Energy Center	(7)	S+	13.00%	(13.00% PIK)	13.00%	6/26/2030		4,642	4,518	4,561
									4,518	4,561
Finance - 2.80%
Sedgwick Claims Management Services, Inc.	(4) (7)	S+	5.00%		8.67%	7/30/2032		5,000	5,000	4,962
									5,000	4,962
High Tech - 6.58%
Finastra USA, Inc.	(7)	S+	7.00%		10.67%	9/15/2033		4,600	4,546	3,979
Polaris Newco LLC	(7)	S+	9.00%		12.77%	6/4/2029		10,000	9,940	7,700
									14,486	11,679

Services: Business - 2.03%
DG Investment Intermediate Holdings 2, Inc.	(4)	S+	5.50%		9.17%	7/29/2033		1,159	1,154	1,136
Vision Solutions, Inc.		S+	7.25%		11.18%	4/23/2029		3,430	3,351	2,459
									4,505	3,595
Services: Consumer - 3.41%
All My Sons Moving and Storage of Kansas LLC	(4) (7)	S+	7.75%		11.53%	10/25/2029		2,900	2,895	2,885
BCPE Empire Holdings, Inc.	(4) (5) (7)	S+	5.25%		8.92%	12/31/2031		3,200	3,169	3,168

Investments (1)	Footnotes	Reference Rate and Spread		Interest Rate (2)	Maturity Date	Par Amount/Units	Cost (3)	Fair Value
							6,064	6,053

Second Lien Debt Total - 23.76%							$46,825	$42,137

Corporate Loans Total - 106.36%							$198,046	$188,609

Investments - Asset Backed Securities - 7.94%
Finance - 1.47%
Elmwood CLO V Ltd.	(2)	S+	10.71%	15.00%	10/20/2037	3,400	1,985	1,598
Lmdv Issuer Co., LLC	(6)	S+	10.71%	15.00%	12/15/2055	1,000	1,000	1,015
							2,985	2,613
Structured Finance - 2.36%
Flatiron CLO 32 Ltd.	(2)	S+	10.71%	15.00%	10/22/2038	1,000	633	629
Madison Park Funding XXVIII Ltd.	(4)	S+	10.71%	15.00%	7/15/2030	1,438	638	312
Magnetite XVII Ltd.		S+	10.71%	15.00%	4/20/2037	1,250	852	441
Magnetite XVII Ltd.	(2)	S+	10.71%	15.00%	7/20/2031	900	613	318
New Mountain CLO 3 Ltd.		S+	10.71%	15.00%	10/20/2038	2,000	1,233	1,028
OCP CLO 2020-19 Ltd	(4)	S+	10.71%	15.00%	4/20/2038	2,100	1,223	1,225
RR 7 Ltd.	(4)	S+	10.71%	15.00%	1/15/2033	1,000	519	231
							5,711	4,184
Telecommunications - 4.11%
MetroNet Infrastructure Issuer, LLC			10.71%	15.00%	8/20/2055	1,000	1,000	1,019
Vertical Bridge, LLC				8.87%	3/15/2056	6,300	6,300	6,274
							7,300	7,293

Asset Backed Securities Total - 7.94%							$15,996	$14,090

Investments - Bonds - 14.05%
Chemicals, Plastics and Rubber - 0.44%
ASP Unifrax Holdings, Inc.	(6)			11.18%	9/30/2029	1,561	1,426	780
							1,426	780
High Tech -1.41%
Citrix Tibco (Cloud Software Group Inc)				9.00%	9/30/2029	2,590	2,484	2,498
							2,484	2,498
Hotels, Restaurants and Leisure -0.22%
Boyne USA, Inc.	(6)			4.75%	5/15/2029	401	389	389
							389	389

Investments (1)	Footnotes	Reference Rate and Spread	Interest Rate (2)	Maturity Date		Par Amount/Units	Cost (3)	Fair Value

Oil and Gas - 2.77%
Ferrellgas L.P.	(6)		5.88%	4/1/2029		1,100	1,051	1,051
Ferrellgas L.P.			9.25%	1/15/2031		3,700	3,750	3,855
							4,801	4,906
Telecommunications -2.09%
CSC Holdings, LLC			5.50%	4/15/2027		2,900	2,578	2,515
CSC Holdings, LLC			4.50%	11/15/2031		2,000	1,214	1,186
							3,792	3,701
Services: Business - 5.46%
Allied Universal	(6)		4.63%	6/1/2028		3,000	2,929	2,929
Brand Industrial Services, Inc.			10.38%	8/1/2030		7,415	7,139	6,777
							10,068	9,706
Services: Consumer - 1.66%
Crash Champions, LLC			8.75%	2/15/2029		3,275	3,083	2,937
							3,083	2,937

Bonds Total - 14.05%							$26,043	$24,917

Preferred Equity - 4.87%
Finance - 2.52%
Kymora Ltd.	(4) (7)				EUR	7	4,056	4,472
							4,056	4,472
Automobile -0.28%
Fleetpride, Inc.	(7)	(14.50% PIK)	14.50%			1	457	457
Fleetpride, Inc.	(7)					0	48	48
							505	505
High Tech - 2.07%
Aptean, Inc.	(7)	(13.50% PIK)	13.50%			3,665	3,635	3,665
							3,635	3,665

Preferred Equity Total - 4.87%							$8,196	$8,642

Common Stocks - 5.85%
Aerospace and Defense - 0.30%

Investments (1)	Footnotes	Reference Rate and Spread	Interest Rate (2)	Maturity Date	Par Amount/Units	Cost (3)	Fair Value
Oakswift Holdings Ltd.	(2) (7)				530	530	530
						530	530
Buildings and Real Estate - 3.40%
OHA SFR Member II, LLC	(7) (9)				—	4,638	6,024
OHA SFR Member II, LLC	(2) (7) (9)				239	0	0
						4,638	6,024
Finance -1.71%
FS KKR Capital Corp.					298	3,805	3,031
						3,805	3,031
Energy: Electricity - 0.12%
Cricket Valley Energy Center	(7)				3	55	205
						55	205
Services: Business - 0.32%
Cheval Blanc Holdings Company	(7)				475	476	568
						476	568

Common Stocks Total - 5.85%						$9,504	$10,358

Total Investments - 139.07%						$257,785	$246,616

(1)Unless otherwise indicated, issuers of debt investments held by T. Rowe Price OHA Flexible Credit Income Fund (the "Fund" or "OFLEX") (which such term “Fund” shall include the Fund’s subsidiaries for purposes of this Schedule of Investments) are denominated in dollars. All debt investments are income producing unless otherwise indicated.
(2)Variable rate loans to the portfolio companies bear interest at a rate that is determined by reference to SOFR including SOFR adjustment, if any, (“S”), SONIA ("SN"), or EURIBOR ("E") at the borrower's option which generally resets periodically. S loans are typically indexed to 12 month, 6 month, 3 month or 1 month S rates. For each such loan, the Fund has provided the interest rate in effect on the date presented.
(3)The cost represents the original cost adjusted for the amortization of discounts and premiums, as applicable, on debt investments using the effective interest method in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
(4)Assets or a portion thereof are pledged as collateral for the TRP OHA FCI SPV Funding I, LLC.
(5)Loan includes interest rate floor feature.
(6)Position or portion thereof unsettled as of March 31, 2026.
(7)Investment valued using unobservable inputs (Level 3). See Note 3.
(8)The Fund has an unfunded commitment to fund delayed draw and/or revolving senior secured loans. See Note 4. Commitments and Contingencies.
(9)Position is an investment in an affiliated company. Transactions related to investments in affiliated companies, as defined by the Investment Company Act, by virtue of the Fund owning at least 5% of the voting securities of the issuer, for the year ended March 31, 2026 were as follows:

Affiliated Investment Company	Type of Asset	Industry	Beginning Value at December 31, 2025	Purchases at Cost	Proceeds at Cost	Dividend Income	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at March 31, 2026
OHA SFR Member II, LLC (1)	REIT	Buildings and Real Estate	$5,500	$224	$—	$26	$—	$300	$6,024
			$5,500	$224	$—	$26	$—	$300	$6,024
(1) RE-US SFR II, LLC and Fund are the members of OHA SFR Member II, LLC (SFR), a Delaware limited liability company that is not consolidated by either member for financial reporting purposes. The members make investments in SFR in the form of common units of equity interests as SFR makes investments, and all portfolio and other material decisions regarding SFR are determined by SFR's board of directors which is comprised of members selected by a majority vote of the members holding common units. Because SFR is managed by the board selected by RE-US SFR II, LLC, as the majority holder, the Fund does not believe it controls SFR for purposes of the Investment Company Act or otherwise.

ADDITIONAL INFORMATION

Foreign currency forward contracts
Counterparty	Currency Purchased	Currency Sold	Settlement	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Company	U.S. Dollar 7,482	Euro 6,450	6/18/2026	$7,468	$(13)
State Street Bank & Trust Company	U.S. Dollar 529	Great British Pound 400	6/18/2026	533	4
					$(9)

Notes to Consolidated Financial Statements
(in thousands)
Note 1. Organization
T. Rowe Price OHA Flexible Credit Income Fund (the “Fund” or “OFLEX”), was formed on May 14, 2024 as a Delaware statutory trust and commenced operations on June 17, 2024. OHA Private Credit Advisors II, L.P. (the “Adviser”) is the investment adviser of the Fund. The Adviser is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company and is operated as an interval fund. The Fund intends to continue to qualify as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the "Code").

The Fund’s investment objective is to produce current income. The Fund seeks to achieve its investment objective by opportunistically allocating its assets across a wide range of credit strategies. Under normal circumstances, the Fund intends to invest at least 80% of its assets in fixed-income securities and credit instruments ("Credit"). The Fund will opportunistically allocate its investments in Credit across any number of the following credit strategies: (a) liquid credit (including broadly syndicated loans and credit selection in high yield bonds and leveraged loans); (b) direct lending (including first lien loans and unitranche loans); (c) junior capital solutions (including unsecured debt, second lien loans, mezzanine loans and preferred equity); (d) structured credit (including collateralized loan obligations, or “CLOs”); (e) asset-based lending (including, but not limited to, credit investments, investments in infrastructure, shipping, aviation and telecommunications); and (f) special situations (including stressed and non-control distressed credit and opportunities arising due to market dislocation).

The Fund may invest in additional strategies in the future. While some of the loans in which the Fund intends to invest pursuant to the foregoing may be secured, the Fund may also invest in debt securities that are either unsecured and subordinated to substantial amounts of senior indebtedness, or a significant portion of which may be unsecured. Some of the loans in which the Fund may invest may be “covenant-lite” loans. The Fund normally may invest in a number of different countries. There is no minimum or maximum limit on the amount of the Fund’s assets that may be invested in non-U.S. securities. The Fund’s portfolio composition is expected to change over time as the Adviser’s view changes on, among other things, the economic and credit environment (including with respect to interest rates) in which the Fund is operating.

The Fund will offer to sell any combination of three separate classes of common shares including Class A shares, Class D shares, and Class I shares. The share classes will have different ongoing shareholder servicing and/or distribution fees. T. Rowe Price Investment Services, Inc., the managing dealer (the “Managing Dealer”) will use its best efforts to sell shares, but is not obligated to purchase or sell any specific amount of shares in the offering.

The Fund is operated as an interval fund under Rule 23c-3 of the 1940 Act. As an interval fund, the Fund has adopted a fundamental policy to conduct quarterly repurchase offers for at least 5% and up to 25% of the outstanding shares at NAV, subject to certain conditions. The Fund will not otherwise be required to repurchase or redeem shares at the option of a shareholder. It is possible that a repurchase offer may be oversubscribed, in which case shareholders may only have a portion of their shares repurchased.
Note 2. Significant Accounting Policies
Basis of Presentation
The Fund’s financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The Fund is an investment company and accordingly will follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. These financial statements reflect adjustments that in the opinion of management are necessary for the fair statement of the financial position and results of operations for the periods presented herein. The Fund commenced operations on June 17, 2024, and its fiscal year ends on December 31.

Basis of Consolidation
As provided under ASC 946, the Fund will not consolidate its investment in a company other than an investment company subsidiary or a controlled operating company whose business consists of providing services to the Fund.

The Fund consolidated the results of its wholly-owned subsidiaries, TRP OHA FCI Servicer Funding I, LLC, TRP OHA FCI SPV Funding I, LLC, OFLEX Investment S.à r.l, OFLEX Holding S.à r.l, and TRP OHA FCI CA, LLC. All intercompany transactions have been eliminated in consolidation.
Note 3. Investments
Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the Fund’s “valuation designee” to determine the valuation of the Fund’s investments. The Adviser values the investments owned by the Fund in accordance with the Adviser’s valuation policies and procedures, subject at all times to the oversight of the Board. The Adviser values the Fund’s investments in accordance with ASC 820, Fair Value Measurement (“ASC 820”), which defines fair value as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the applicable measurement date. ASC 820 prioritizes the use of observable market prices derived from such prices over entity-specific inputs. Due to the inherent uncertainties of valuation, certain estimated fair values may differ significantly from the values that would have been realized had a ready market for these investments existed, and these differences could be material.

Investments that are listed or traded on an exchange and are freely transferable are valued at either the closing price (in the case of securities and futures) or the mean of the closing bid and offer (in the case of options) on the principal exchange on which the investment is listed or traded. Investments for which other market quotations are readily available will typically be valued at such market quotations. Market quotations are obtained from an independent pricing service, where available. If a price cannot be obtained from an independent pricing service or if the independent pricing service is not deemed to be current with the market, certain investments held by the Fund will be valued on the basis of prices provided by principal market makers. Generally, investments marked in this manner will be marked at the mean of the bid and ask of the independent broker quotes obtained. To validate market quotations, the Fund utilizes a number of factors to determine if the quotations are representative of fair value, including the source and number of quotations. Debt and equity securities that are not publicly traded or whose market prices are not readily available will be valued at a price that reflects such security’s fair value, as determined in good faith pursuant to procedures adopted by, and under the oversight of, the Board, based on, among other things, the input of the Adviser, the Audit Committee and independent valuation firms engaged at the direction of the Board to review the Fund’s investments.

With respect to unquoted portfolio investments, the Fund will value each investment considering, among other measures, discounted cash flow models, comparisons of financial ratios of peer companies that are public, and other factors. When an external event such as a purchase transaction, public offering or subsequent equity sale occurs, the Fund will use the pricing indicated by the external event to corroborate and/or assist in valuation.
With respect to the valuation of investments, the Fund undertakes a multi-step valuation process in connection with determining the fair value of its investments for which reliable market quotations are not readily available, which includes, among other procedures, the following:
•The valuation process begins with each investment being preliminarily valued by the Adviser’s valuation team in consultation with the Adviser’s investment professionals responsible for each portfolio investment;
•Generally, investments that constitute a material portion of the Fund’s portfolio are periodically reviewed by independent valuation firms. The independent valuation firms provide a final range of values on such investments to the Adviser. The independent valuation firms also provide analyses to support their valuation methodology and calculations;
•The Adviser’s valuation committee with respect to the Fund (the “Valuation Committee”) reviews each valuation recommendation to confirm they have been calculated in accordance with the Fund’s valuation policy and when applicable, compares such valuations to the independent valuation firms’ valuation ranges to ensure the Adviser’s valuations are reasonable;
•The Adviser’s Valuation Committee then determines fair value marks for each of the Fund’s portfolio investments; and
•The Board and Audit Committee periodically review the valuation process and provide oversight in accordance with the requirements of Rule 2a-5 under the 1940 Act.
As part of the valuation process, the Fund will take into account relevant factors in determining the fair value of the Fund’s investments for which reliable market quotations are not readily available, many of which are loans, including and in combination, as relevant: the estimated enterprise value of a portfolio company, analysis of discounted cash flows, publicly traded comparable companies and comparable transactions; the nature and realizable value of any collateral; the portfolio company’s ability to make payments based on its earnings and cash flow; the markets in which the portfolio company does business; and overall changes in the interest rate environment and the credit markets that may affect the price at which similar investments may be made in the future.
The Fund has and will continue to engage independent valuation firms to provide assistance regarding the determination of the fair value of the Fund’s portfolio securities for which market quotations are not readily available or are readily available but deemed not reflective of the fair value of the investment, and the Adviser and the Fund may reasonably rely on that assistance. However, the Adviser is responsible for the ultimate valuation of the portfolio investments at fair value as determined in good faith pursuant to the Fund’s valuation policy, the Board’s oversight and a consistently applied valuation process.
The Fund applies ASC 820, which establishes a framework for measuring fair value in accordance with US GAAP and required disclosures of fair value measurements. The fair value of a financial instrument is the amount that would be received in an orderly transaction between market participants at the measurement date. The Fund determines the fair value of investments consistent with its valuation policy. The Fund discloses the fair value of its investments in a hierarchy which prioritizes and ranks the level of market observability used in the determination of fair value. In accordance with ASC 820, these levels are summarized below:
•Level 1 — Valuations based on quoted prices (unadjusted) in active markets for identical assets or liabilities at the measurement date.
•Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
•Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.
A financial instrument’s level within the hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuations of Level 2 investments are generally based on quotations received from pricing services, dealers or brokers where there is sufficient quote depth. Consideration is given to the source and nature of the quotations and the relationship of recent market activity to the quotations provided.
Transfers between levels, if any, are recognized at the beginning of the reporting period in which the transfers occur. The Fund evaluates the source of inputs used in the determination of fair value, including any markets in which the investments, or similar investments, are trading. When the fair value of an investment is determined using inputs from a pricing service (or principal market makers), the Fund considers various criteria in determining whether the investment should be classified as a Level 2 or Level 3 investment. Criteria considered includes the pricing methodologies of the pricing services (or principal market makers) to determine if the inputs to the valuation are observable or unobservable, as well as the number of prices obtained and an assessment of the quality of the prices obtained. The level of an investment within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment.
The fair value assigned to these investments is based upon available information and may fluctuate from period to period. In addition, it does not necessarily represent the amount that might ultimately be realized upon sale. Due to inherent uncertainty of valuation, the estimated fair value of investments may differ from the value that would have been used had a ready market for the security existed, and the difference could be material
The composition of the Fund’s investment portfolio at cost and fair value as of March 31, 2026 was as follows:

	March 31, 2026
	Amortized Cost	Fair Value	% of Total Investments at Fair Value
First Lien Debt	$151,221	$146,472	59.4%
Second Lien Debt	46,825	42,137	17.1%
Corporate Bonds	26,043	24,917	10.1%
Asset-Backed Securities	15,996	14,090	5.7%
Common Stocks	9,504	10,358	4.2%
Preferred Equity	8,196	8,642	3.5%
Total Investments	$257,785	$246,616	100.0%

The following table presents the fair value hierarchy of investments as of March 31, 2026, categorized by the ASC Topic 820 valuation hierarchy, as previously described:

	March 31, 2026
	Level 1	Level 2	Level 3	Total
First Lien Debt	$—	$27,854	$118,618	$146,472
Second Lien Debt	—	11,925	30,212	42,137
Corporate Bonds	—	24,917	—	24,917
Asset-Backed Securities	—	14,090	—	14,090
Common Stocks	3,031	—	7,327	10,358
Preferred Equity	—	—	8,642	8,642
Total Investments	$—	$78,786	$164,799	$246,616

The following table presents change in the fair value of financial instruments for which Level 3 inputs were used to determine the fair value:

	For the Three Months Ended March 31, 2026
	First Lien Debt	Second Lien Debt	Preferred Equity	Common Stocks	Total Investments
Fair value, beginning of period	$106,739	$31,756	$8,640	$6,764	$153,899
Purchases of investments	16,378	—	—	4,638	21,016
Proceeds from principal repayments and sales of investments	(4,425)	146	2	(4,414)	(8,691)
Accretion of discount/amortization of premium	45	10	—	—	55
Net realized gain (loss)	—	—	—	—	—
Net change in unrealized appreciation (depreciation)	(119)	(1,700)	—	339	(1,480)
Transfers into Level 3 (1)	—	—	—	—	—
Transfers out of Level 3 (1)	—	—	—	—	—
Fair value, end of period	$118,618	$30,212	$8,642	$7,327	$164,799
Net change in unrealized appreciation (depreciation) related to financial instruments still held as of March 31, 2026	$(93)	$(1,700)	$—	$339	$(1,454)
(1)For the three months ended March 31, 2026, there were no transfers into or out of Level 3.

Significant Unobservable Inputs
In accordance with ASC 820, the following table provides quantitative information about the significant unobservable inputs of the Fund’s Level 3 investments as of March 31, 2026. The table is not intended to be all-inclusive but instead capture the significant unobservable inputs relevant to the Fund’s determination of fair value.

	March 31, 2026
	Fair Value	Valuation Techniques	Unobservable Input	Range/Input (Weighted Average)(1)
First Lien Debt	$110,199	Discounted cash flow	Comparative Yield	7.6% - 16.6% (9.3%)
First Lien Debt	6,814	Precedent Transaction	Transaction Price	N/A
First Lien Debt	1,605	DCF/Market Comparable Companies	Discount Rate	8.0%
Total First Lien Debt	$118,618
Second Lien Debt	30,212	Discounted cash flow	Comparative Yield	9.0% - 23.4% (13.3%)
Total Second Lien Debt	$30,212
Preferred Equity	4,122	Discounted cash flow	Comparative Yield	13.5% - 17.7% (14.0%)
Preferred Equity	48	Market Comparable Companies	EBITDA Multiple	8.1x
Preferred Equity	4,472	DCF/Market Comparable Companies	Discount Rate	15.5%
Total Preferred Equity	$8,642
Common Stocks	568	Market Comparable Companies	EBITDA Multiple	11.5x
Common Stocks	6,024	Precedent Transaction	Transaction Price	N/A
Common Stocks	735	Discounted cash flow	Discount Rate	11.5% - 23.3% (20.0%)
Total Common Stocks	$7,327
Total Investments	$164,799
(1)Weighted averages are calculated based on fair value of investments.
The Fund used the income approach to determine the fair value of certain Level 3 assets as of March 31, 2026. The significant unobservable inputs used in the income approach are the comparative yield and discount rate. The comparative yield and discount rate are used to discount the estimated future cash flows expected to be received from the underlying investment. An increase/decrease in the comparative yield or discount rate would result in a decrease/increase, respectively, in the fair value. An increase/decrease in the EBITDA multiple would result in a increase/decrease, respectively, in the fair value.

Note 4: Commitments and Contingencies
The Fund’s investment portfolio may contain debt investments which are in the form of lines of credit or delayed draw commitments, which require us to provide funding when requested by portfolio companies in accordance with underlying loan agreements. As of March 31, 2026, the Fund had unfunded commitments to fund delayed draw and revolving debt of $10.1 million and $15.5 million, respectively. The fair value of the unfunded positions is included in the investments at fair value on the Schedule of Investments.

Investments— non-controlled/non-affiliated	Commitment Type	Commitment Expiration Date	Unfunded	Total Commitment Fair Value
Arax MidCo, LLC	2026 Delayed Draw Term Loan	03/24/2032	$1,336	$(3)
Arax MidCo, LLC	2026 Revolver	03/24/2032	198	(1)
Arctic US Bidco, Inc.	Delayed Draw Term Loan	11/03/2032	700	(4)

Arctic US Bidco, Inc.	Revolver	11/03/2032	217	15
Banyan Software Holdings, LLC	2024 Revolver	01/02/2031	283	43
Banyan Software Holdings, LLC	2025 Delayed Draw Term Loan	01/02/2031	2,090	396
Beacon Pointe Advisors LLC	2021 Revolver	12/29/2027	199	—
Beyond Risk	2026 Delayed Draw Term Loan	03/11/2033	395	(2)
Beyond Risk	2026 Revolver	03/11/2033	178	(1)
Circana Group, L.P.	2025 Revolver	12/01/2028	230	—
CNSI Holdings, LLC	Revolver	12/17/2029	311	—
Diligent Corp.	2024 Revolver	08/02/2030	146	40
Drive Centric Holdings, LLC	2025 1st Amendment Delayed Draw Term Loan	08/15/2031	350	—
Dun & Bradstreet Corp.	2025 Revolver	08/26/2032	182	—
Eagan Sub, Inc.	Delayed Draw Term Loan	09/08/2032	954	(2)
Eagan Sub, Inc.	Revolver	09/08/2032	509	(1)
Flexera Software LLC	2025 Revolver	08/16/2032	199	(1)
GTCR BC Purchaser, INC.	Delayed Draw Term Loan	11/19/2032	290	(2)
GTCR BC Purchaser, INC.	Revolver	11/19/2031	155	(1)
IG Investment Holdings LLC	2024 Refinancing Revolver	09/22/2028	149	—
JNPR Aero, LLC	Revolver	11/01/2032	77	(1)
Majesco, LLC	2026 Revolver	01/07/2033	422	(1)
Ministry Brands Purchaser LLC	Revolver	12/30/2027	137	11
Modernizing Medicine Inc.	Revolver	04/30/2032	103	—
MRI Software LLC	2020 Revolver	02/10/2028	104	34
National Resilience, LLC	Delayed Draw Term Loan	11/21/2030	3,065	(123)
National Resilience, LLC	Specified Delayed Draw Term Loan	11/21/2030	1,809	235
Navex Global Holdings Corporation	Revolver	10/14/2031	17	—
Navex Global Holdings Corporation	Delayed Draw Term Loan	10/14/2032	364	(1)
Omni Fiber, LLC	2025 Incremental Delayed Draw Term Loan	07/03/2029	1,073	1,204
Orion Group Holdco, LLC	2025 Delayed Draw Term Loan	11/26/2032	396	97
Packaging Coordinators Midco, Inc.	2025 Revolver	10/15/2032	494	(4)
Packaging Coordinators Midco, Inc.	2025 Initial Dollar SP Delayed Draw Term Loan	10/15/2032	63	70
Packaging Coordinators Midco, Inc.	2025 Refinancing Delayed Draw Term Loan	10/15/2032	934	(7)
Pave America Holding LLC	2025 Revolver	08/27/2032	439	237
Pave America Holding LLC	2025 Delayed Draw Term Loan	08/27/2032	639	263
Pike Corporation	2025 Revolver	12/20/2032	426	(1)
Pike Corporation	2025 Delayed Draw Term Loan	12/20/2032	638	(2)
PT Intermediate Holdings III LLC	2024 Delayed Draw Term Loan	04/09/2030	65	—
Quality Collision Group, LLC	Delayed Draw Term Loan	03/30/2033	919	(7)
Quality Collision Group, LLC	Revolver	03/30/2033	306	(2)

Saber Parent Holdings Corp	Delayed Draw Term Loan	12/16/2032	546	(1)
Saber Parent Holdings Corp	Revolver	12/16/2032	193	79
Sciens Building Solutions (Java Buyer)	Revolving Credit Facility	12/15/2030	153	—
Sciens Building Solutions (Java Buyer)	2026 Delayed Draw Term Loan	12/15/2030	347	83
Spectrum Automotive Holdings, Corp.	2021 Revolver	06/29/2027	104	(1)
THG Acquisition LLC	2024 Delayed Draw Term Loan	10/31/2031	309	189
THG Acquisition LLC	2024 Revolver	10/31/2031	189	60
Tyber Medical LLC	Delayed Draw Term Loan	06/14/2032	317	(2)
Tyber Medical LLC	USD Revolver	06/12/2031	61	86
Tyber Medical LLC	Multicurrency Revolver	06/12/2031	18	—
UFT Buyer LLC	Delayed Draw Term Loan	12/06/2032	603	76
UFT Buyer LLC	Revolver	12/06/2032	239	16
USIC Holdings, Inc.	2024 Revolver	09/10/2031	28	185
USIC Holdings, Inc.	2024 Specified Delayed Draw Term Loan	09/10/2031	33	68
Vantage Specialty Chemicals, Inc.	2025 Revolver	03/01/2029	127	26
W.A. Kendall and Company, LLC	2025 7th Amendment Delayed Draw Term Loan	04/22/2030	131	31
W.A. Kendall and Company, LLC	Revolver	04/22/2030	6	16
Wrench Group LLC	2025 Delayed Draw Term Loan	09/03/2032	357	(2)
Wrench Group LLC	2025 Revolver	09/03/2031	357	(2)
Total			25,679	3,385

Note 5. Subsequent Events
Subsequent events have been evaluated through the dates the schedule of investments was issued. There have been no subsequent events that require recognition or disclosure through the date the schedule of investments was issued, except as disclosed below.
The Fund commenced a quarterly repurchase offer beginning on April 27, 2026 and ending on March 20, 2026 (the “Repurchase Pricing Date”). A total of 637 Shares were validly tendered, and the Company paid a total of $14.9 thousand to the shareholders on May 22, 2026.